Other Operating Expenses	12 Months Ended
Dec. 31, 2017
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Other Operating Expenses
10.	OTHER OPERATING EXPENSES

	2015	2016	2017
Impairment losses for doubtful debts and write-down of inventories	4,054	4,173	3,955
Commission and other service expenses	21,327	23,826	22,658
Advertising and promotion expenses	3,325	3,188	3,894
Internet access terminal maintenance expenses	3,792	3,857	3,547
Customer retention costs	3,521	3,775	3,987
Auditors’ remuneration	64	69	74
Property management fee	2,238	2,150	2,169
Office and administrative expenses	2,102	1,972	1,919
Transportation expense	1,790	1,676	1,642
Miscellaneous taxes and fees	964	1,375	1,251
Service technical support expenses	3,628	4,641	4,355
Repairs and maintenance expenses	852	852	824
Loss on disposal of property, plant and equipment	1,995	355	3,489
Others	3,275	2,676	3,402

	52,927	54,585	57,166